Offsetting Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities

The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheet regarding to derivative assets and liabilities and other assets and liabilities as of March 31, 2016 and 2017 are as follows.

March 31, 2016

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥33,747	¥(5,757)	¥27,990	¥0	¥(3,332)	¥24,658
Reverse repurchase, securities borrowing, and similar arrangements*2	5,186	(5,186)	0	0	0	0

Total assets	¥38,933	¥(10,943)	¥27,990	¥0	¥(3,332)	¥24,658

Derivative liabilities	¥19,870	¥(5,757)	¥14,113	¥0	¥(225)	¥13,888
Repurchase, securities lending, and similar arrangements*2	5,203	(5,186)	17	0	0	17

Total liabilities	¥25,073	¥(10,943)	¥14,130	¥0	¥(225)	¥13,905

March 31, 2017

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥22,999	¥(4,019)	¥18,980	¥0	¥(3,132)	¥15,848
Reverse repurchase, securities borrowing, and similar arrangements*2	3,582	(3,503)	79	0	0	79

Total assets	¥26,581	¥(7,522)	¥19,059	¥0	¥(3,132)	¥15,927

Derivative liabilities	¥16,295	¥(4,019)	¥12,276	¥(1,105)	¥(398)	¥10,773
Repurchase, securities lending, and similar arrangements*2	3,503	(3,503)	0	0	0	0

Total liabilities	¥19,798	¥(7,522)	¥12,276	¥(1,105)	¥(398)	¥10,773

*1	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
*2	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.

Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities

The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheet regarding to derivative assets and liabilities and other assets and liabilities as of March 31, 2016 and 2017 are as follows.

March 31, 2016

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥33,747	¥(5,757)	¥27,990	¥0	¥(3,332)	¥24,658
Reverse repurchase, securities borrowing, and similar arrangements*2	5,186	(5,186)	0	0	0	0

Total assets	¥38,933	¥(10,943)	¥27,990	¥0	¥(3,332)	¥24,658

Derivative liabilities	¥19,870	¥(5,757)	¥14,113	¥0	¥(225)	¥13,888
Repurchase, securities lending, and similar arrangements*2	5,203	(5,186)	17	0	0	17

Total liabilities	¥25,073	¥(10,943)	¥14,130	¥0	¥(225)	¥13,905

March 31, 2017

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥22,999	¥(4,019)	¥18,980	¥0	¥(3,132)	¥15,848
Reverse repurchase, securities borrowing, and similar arrangements*2	3,582	(3,503)	79	0	0	79

Total assets	¥26,581	¥(7,522)	¥19,059	¥0	¥(3,132)	¥15,927

Derivative liabilities	¥16,295	¥(4,019)	¥12,276	¥(1,105)	¥(398)	¥10,773
Repurchase, securities lending, and similar arrangements*2	3,503	(3,503)	0	0	0	0

Total liabilities	¥19,798	¥(7,522)	¥12,276	¥(1,105)	¥(398)	¥10,773

*1	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
*2	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.